Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP Thrift - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash	$ 187	$ 174	$ 169
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution	187	174	169
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment	4	3	4
EBP, Change in Net Asset Available for Benefit, Increase from Realized Gain on Investment	10	46	30
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	388	397	372
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	388	397	372
EBP, Change in Net Asset Available for Benefit, Decrease	388	397	372
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	0	0	0
EBP, Net Asset Available for Benefit, Beginning Balance	0	0	0
EBP, Net Asset Available for Benefit, Ending Balance	$ 0	$ 0	$ 0